Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Reserves Total	Share options and warrants	Currency translation adjustment	Deficit	Total
Balance at Dec. 31, 2023		$ 59,813	$ 6,245	$ 9,794	$ (3,549)	$ (68,328)	$ (2,270)
Balance (in shares) at Dec. 31, 2023	[1]	90,911,000
Share based compensation			459	459			459
Comprehensive income (loss) for the year			(1,733)		(1,733)	6,547	4,814
Balance at Dec. 31, 2024		$ 59,813	4,971	10,253	(5,282)	(61,781)	3,003
Balance (in shares) at Dec. 31, 2024	[1]	90,911,000
Share based compensation			693	693			693
Options exercised, value		$ 735	(483)	(483)			252
Options exercised, shares	[1]	705
Comprehensive income (loss) for the year			(88)		(88)	(76)	(164)
Balance at Dec. 31, 2025		$ 60,548	$ 5,093	$ 10,463	$ (5,370)	$ (61,857)	$ 3,784
Balance (in shares) at Dec. 31, 2025	[1]	91,616,000

[1]	Share and per share amounts have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted